Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($)		12 Months Ended
	May 05, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends [Line Items]
Dividends declared and paid	$ 10,210	$ 10,210	$ 7,437	$ 7,038
Dividends declared and paid per share	$ 0
A
Disclosure of dividends [Line Items]
Dividends declared and paid		4,822	3,512	3,323
D
Disclosure of dividends [Line Items]
Dividends declared and paid		2,836	2,066	1,955
Series L shares, without par value
Disclosure of dividends [Line Items]
Dividends declared and paid		1,595	1,162	1,100
B
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 957	$ 697	$ 660